Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense Benefit

The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Current tax	—	9,373	6,742	977
Deferred tax	—	—	—	—
Total	—	9,373	6,742	977

Schedule of Loss Before Income Taxes By Jurisdiction

The Group's loss before income taxes by jurisdiction consisted of:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Non-PRC	(178,916)	20,929	(18,608)	(2,698)
PRC	(2,997,998)	(6,440,615)	(781,533)	(113,312)
Total.	(3,176,914)	(6,419,686)	(800,141)	(116,010)

Schedule of Reconciliations of The Income Tax Expenses

The reconciliations of the income tax expenses for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Loss before income tax expense	(3,176,914)	(6,419,686)	(800,141)	(116,010)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefit computed at the statutory income tax rate	(794,228)	(1,604,922)	(200,035)	(29,002)
Non-deductible expenses	6,368	(8,320)	65,366	9,477
Transfer pricing adjustment	—	102,468	(102,468)	(14,856)
Non-taxable income	(126)	(1,561)	(79,893)	(11,584)
Research and development super- deduction	(55,306)	64,806	—	—
Statutory income/(expense)	7,298	(5,244)	(2,751)	(399)
Effect of preferential tax	22,992	5,022	(2)	(1)
Changes in valuation allowances	784,611	1,465,818	244,235	35,411
Impact of changes in tax rate on deferred tax	(16,464)	(5,023)	—	—
Effect of income tax rate difference in other jurisdictions	44,855	(3,671)	82,290	11,931
Income tax expenses	—	9,373	6,742	977

Schedule of Deferred Tax Assets And Liabilities

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Deferred tax assets:
Operating lease liabilities	553,397	342,874	49,712
Allowance for credit losses	—	9,673	1,402
Accrued expenses and other current liabilities	4,134	3,490	506
Government subsidies	15,000	15,000	2,175
Tax losses carried forward	2,700,304	2,939,938	426,251
Less: valuation allowances*	(2,719,438)	(2,963,673)	(429,692)
Total deferred tax assets, net.	553,397	347,302	50,354
Deferred tax liabilities:
Operating lease right-of-use assets	(553,397)	(342,874)	(49,712)
Accelerated tax depreciation	—	(4,428)	(642)
Total deferred tax liabilities, net.	(553,397)	(347,302)	(50,354)
Deferred tax assets/liabilities, net	—	—	—

* The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries that are in a three-year cumulative financial loss or had incurred losses since inception as of December 31, 2021 and 2022. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

Schedule of Unrecognized Tax Benefits

The unrecognized tax benefits of the Group as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	593	117,468	17,031
Additions	117,468	—	—
Decreases	—	—	—
Settlement	(593)	(102,468)	(14,856)
Balance at end of the year	117,468	15,000	2,175